Income Taxes	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The details of income tax expense (benefit) are as follows:

	Years Ended September 30
	2014	2013	2012
Current income taxes:
Federal	$1,789,294	$1,404,450	$(38,608)
State	290,458	453,347	232,270
Total current income taxes	2,079,752	1,857,797	193,662
Deferred income taxes:
Federal	687,417	829,080	2,269,921
State	175,464	(33,051)	184,405
Total deferred income taxes	862,881	796,029	2,454,326
Amortization of investment tax credits	(3,093)	(9,039)	(9,039)
Total income tax expense	$2,939,540	$2,644,787	$2,638,949

Income tax expense for the years ended September 30, 2014, 2013 and 2012 differed from amounts computed by applying the U.S. Federal income tax rate of 34% to earnings before income taxes due to the following:

	Years Ended September 30
	2014	2013	2012
Income before income taxes	$7,647,980	$6,906,839	$6,935,694
Income tax expense computed at the federal statutory rate	$2,600,313	$2,348,325	$2,358,136
State income taxes, net of federal income tax benefit	307,509	277,395	275,005
Amortization of investment tax credits	(3,093)	(9,039)	(9,039)
Other, net	34,811	28,106	14,847
Total income tax expense	$2,939,540	$2,644,787	$2,638,949

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are as follows:

	September 30
	2014	2013
Deferred tax assets:
Allowance for uncollectibles	$26,855	$26,017
Accrued pension and postretirement medical benefits	2,077,409	1,997,001
Accrued vacation	230,842	229,669
Over-recovery of gas costs	—	389,965
Costs of gas held in storage	973,651	1,055,768
Accrued gas costs	36,305	8,999
Deferred compensation	579,451	493,088
Interest rate swap	—	754,149
Other	295,654	214,172
Total gross deferred tax assets	4,220,167	5,168,828
Deferred tax liabilities:
Utility plant	17,057,847	16,593,351
Under-recovery of gas costs	68,643	—

Total gross deferred tax liabilities	17,126,490	16,593,351
Net deferred tax liability	$12,906,323	$11,424,523

FASB ASC No. 740 - Income Taxes provides for the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recognized in the financial statements. The Company has evaluated its tax positions and accordingly has not identified any significant uncertain tax positions. The Company’s policy is to classify interest associated with uncertain tax positions as interest expense in the financial statements. Penalties are classified under other expense.
The Company files a consolidated federal income tax return and state income tax returns in Virginia and West Virginia. The federal returns and the state returns for both Virginia and West Virginia for the tax years ended prior to September 30, 2011 are no longer subject to examination.